Taxes - Prepaid taxes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Taxes
Prepaid corporation income tax	$ 0	$ 356,121
Prepaid value-added tax	1,046,667	2,040,228
Total	$ 1,046,667	$ 2,396,349